Commitments - Additional Information (Detail) £ in Millions	Dec. 31, 2022 GBP (£)
Statements [Line Items]
Additional contribution towards pension scheme to eliminate the pension deficit identified at the 31 December 2020	£ 1,080
Additional contribution unpaid	£ 345